UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

 (Address of principal executive offices)

(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Global Tactical Fund

ASA INTERNATIONAL GROUP PLC.

Ticker Symbol:ASAI	Cusip Number:GB00BDFXHW57
Record Date: 6/22/2020	Meeting Date: 6/5/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THAT THE COMPANY'S ANNUAL REPORT AND FINANCIAL STATEMENTS FOR THE FINANCIAL YEAR ENDED 31 DECEMBER 2019, TOGETHER WITH THE REPORTS OF THE DIRECTORS AND THE AUDITOR, BE RECEIVED	For	Issuer	For	With
10	THAT ERNST & YOUNG LLP BE RE-APPOINTED AS AUDITOR OF THE COMPANY UNTIL THE CONCLUSION OF THE NEXT GENERAL MEETING BEFORE WHICH ACCOUNTS ARE LAID	For	Issuer	For	With
11	THAT THE AUDIT AND RISK COMMITTEE BE AUTHORISED TO DETERMINE THE REMUNERATION OF THE AUDITOR ON BEHALF OF THE BOARD	For	Issuer	For	With
12	THAT THE DIRECTORS BE AND ARE HEREBY GENERALLY AND UNCONDITIONALLY AUTHORISED TO EXERCISE ALL THE POWERS OF THE COMPANY PURSUANT TO, AND IN ACCORDANCE WITH, SECTION 551 OF THE ACT, TO ALLOT SHARES IN THE COMPANY AND TO GRANT RIGHTS TO SUBSCRIBE FOR, OR TO CONVERT ANY SECURITY INTO, SHARES IN THE COMPANY: A. UP TO A NOMINAL AMOUNT OF GBP 333,333.33 (SUCH AMOUNT TO BE REDUCED BY THE NOMINAL AMOUNT ALLOTTED OR GRANTED UNDER PART B) BELOW IN EXCESS OF SUCH SUM); AND B. COMPRISING EQUITY SECURITIES (AS DEFINED IN SECTION 560(1) OF THE ACT) UP TO A NOMINAL AMOUNT OF GBP 666,666.66 (SUCH AMOUNT TO BE REDUCED BY ANY ALLOTMENTS OR GRANTS MADE UNDER PART A) ABOVE) IN CONNECTION WITH AN OFFER BY WAY OF A RIGHTS ISSUE: I. TO HOLDERS OF ORDINARY SHARES IN PROPORTION (AS NEARLY AS MAY BE PRACTICABLE) TO THEIR EXISTING HOLDINGS; AND II. TO HOLDERS OF OTHER EQUITY SECURITIES AS REQUIRED BY THE RIGHTS OF THOSE SECURITIES OR, IF THE DIRECTORS OTHERWISE CONSIDER IT NECESSARY, AS PERMITTED BY THE RIGHTS OF THOSE SECURITIES, AND SO THAT THE DIRECTORS MAY IMPOSE ANY LIMITS OR RESTRICTIONS AND MAKE ANY ARRANGEMENTS WHICH THEY CONSIDER NECESSARY OR APPROPRIATE TO DEAL WITH TREASURY SHARES, FRACTIONAL ENTITLEMENTS, RECORD DATES, LEGAL, REGULATORY OR PRACTICAL PROBLEMS IN, OR UNDER THE LAWS OF, ANY TERRITORY OR ANY OTHER MATTER, PROVIDED THAT THESE AUTHORITIES SHALL EXPIRE AT THE CONCLUSION OF THE ANNUAL GENERAL MEETING OF THE COMPANY TO BE HELD IN 2021 OR AT THE CLOSE OF BUSINESS ON 29 SEPTEMBER 2021, WHICHEVER IS THE SOONER, SAVE THAT THE COMPANY MAY BEFORE SUCH EXPIRY MAKE OFFERS AND ENTER INTO AGREEMENTS WHICH WOULD, OR MIGHT, REQUIRE SHARES TO BE ALLOTTED OR RIGHTS TO SUBSCRIBE FOR OR CONVERT SECURITIES INTO SHARES TO BE GRANTED AFTER SUCH EXPIRY AND THE DIRECTORS MAY ALLOT SHARES OR GRANT RIGHTS TO SUBSCRIBE FOR OR CONVERT SECURITIES INTO SHARES IN PURSUANCE OF SUCH AN OFFER OR AGREEMENT AS IF THE AUTHORITIES CONFERRED HEREBY HAD NOT EXPIRED	For	Issuer	For	With
13	THAT IF RESOLUTION 12 IS PASSED, THE DIRECTORS BE GIVEN POWERS PURSUANT TO SECTION 571 OF THE ACT, TO ALLOT EQUITY SECURITIES (WITHIN THE MEANING OF SECTION 560(1) OF THE ACT) FOR CASH UNDER THE AUTHORITY CONFERRED BY RESOLUTION 12 AND/OR SELL ORDINARY SHARES HELD BY THE COMPANY AS TREASURY SHARES FOR CASH AS IF SECTION 561 OF THE ACT DID NOT APPLY TO ANY SUCH ALLOTMENT OR SALE PROVIDED THAT THIS POWER SHALL BE LIMITED: A. TO THE ALLOTMENT OF EQUITY SECURITIES AND SALE OF TREASURY SHARES FOR CASH IN CONNECTION WITH AN OFFER OF, OR INVITATION TO APPLY FOR, EQUITY SECURITIES (BUT IN THE CASE OF AN AUTHORITY GRANTED UNDER PART B) OF RESOLUTION 12, BY WAY OF A RIGHTS ISSUE ONLY): I. TO ORDINARY SHAREHOLDERS (EXCLUDING ANY SHAREHOLDER HOLDING SHARES AS TREASURY SHARES) IN PROPORTION (AS NEARLY AS MAY BE PRACTICABLE) TO THEIR EXISTING HOLDINGS OF ORDINARY SHARES; AND II. TO HOLDERS OF OTHER EQUITY SECURITIES, AS REQUIRED BY THE RIGHTS OF THOSE SECURITIES, OR AS THE DIRECTORS OTHERWISE CONSIDER NECESSARY, AND SO THAT THE DIRECTORS MAY IMPOSE ANY LIMITS OR RESTRICTIONS AND MAKE ANY SUCH ARRANGEMENTS WHICH THEY CONSIDER NECESSARY OR APPROPRIATE TO DEAL WITH TREASURY SHARES, FRACTIONAL ENTITLEMENTS, RECORD DATES, LEGAL, REGULATORY OR PRACTICAL PROBLEMS IN, OR UNDER THE LAWS OF, ANY TERRITORY OR ANY OTHER MATTER, AND B. IN THE CASE OF THE AUTHORITY GRANTED UNDER PART A) OF RESOLUTION 12 AND/OR IN THE CASE OF ANY SALE OF TREASURY SHARES FOR CASH, TO THE ALLOTMENT (OTHERWISE THAN PURSUANT TO SUB-PARAGRAPH A) ABOVE) OF EQUITY SECURITIES OR SALE OF TREASURY SHARES UP TO A NOMINAL AMOUNT OF GBP 50,000, SUCH POWER SHALL APPLY UNTIL THE CONCLUSION OF THE ANNUAL GENERAL MEETING OF THE COMPANY TO BE HELD IN 2021 OR AT THE CLOSE OF BUSINESS ON 29 SEPTEMBER 2021, WHICHEVER IS THE SOONER, SAVE THAT, IN EACH CASE, THE COMPANY MAY DURING THIS PERIOD MAKE OFFERS AND ENTER INTO AGREEMENTS WHICH WOULD, OR MIGHT, REQUIRE EQUITY SECURITIES TO BE ALLOTTED (AND/OR TREASURY SHARES TO BE SOLD) AFTER THE POWER ENDS AND THE DIRECTORS MAY ALLOT EQUITY SECURITIES (AND/OR SELL TREASURY SHARES) IN PURSUANCE OF SUCH AN OFFER OR AGREEMENT AS IF THE POWER CONFERRED HEREBY HAD NOT EXPIRED	For	Issuer	For	With
14	THAT IF RESOLUTION 12 IS PASSED, THE DIRECTORS BE GIVEN THE POWER IN ADDITION TO ANY POWER GRANTED UNDER RESOLUTIONS 12 AND 13 TO ALLOT EQUITY SECURITIES (WITHIN THE MEANING OF SECTION 560(1) OF THE ACT) FOR CASH UNDER THE AUTHORITY CONFERRED BY RESOLUTION 12 AND/ OR SELL ORDINARY SHARES HELD BY THE COMPANY AS TREASURY SHARES FOR CASH AS IF SECTION 561 OF THE ACT DID NOT APPLY TO ANY SUCH ALLOTMENT OR SALE, SUCH POWER TO BE: A. LIMITED TO THE ALLOTMENT OF EQUITY SECURITIES OR SALE OF TREASURY SHARES UP TO A NOMINAL AMOUNT OF GBP 50,000; AND B. USED ONLY FOR THE PURPOSES OF FINANCING (OR REFINANCING, IF THE POWER IS TO BE USED WITHIN SIX MONTHS AFTER THE ORIGINAL TRANSACTION) A TRANSACTION WHICH THE DIRECTORS DETERMINE TO BE AN ACQUISITION OR OTHER CAPITAL INVESTMENT OF A KIND CONTEMPLATED BY THE STATEMENT OF PRINCIPLES ON DISAPPLYING PRE-EMPTION RIGHTS MOST RECENTLY PUBLISHED BY THE PRE-EMPTION GROUP PRIOR TO THE DATE OF THIS NOTICE, SUCH POWER SHALL APPLY UNTIL THE CONCLUSION OF THE ANNUAL GENERAL MEETING OF THE COMPANY TO BE HELD IN 2021 OR AT THE CLOSE OF BUSINESS ON 29 SEPTEMBER 2021, WHICHEVER IS THE SOONER, SAVE THAT, IN EACH CASE, THE COMPANY MAY DURING THIS PERIOD MAKE OFFERS, AND ENTER INTO AGREEMENTS, WHICH WOULD, OR MIGHT, REQUIRE EQUITY SECURITIES TO BE ALLOTTED (AND/OR TREASURY SHARES TO BE SOLD) AFTER THE POWER ENDS AND THE DIRECTORS MAY ALLOT EQUITY SECURITIES (AND/OR SELL TREASURY SHARES) IN PURSUANCE OF SUCH AN OFFER OR AGREEMENT AS IF THE POWER CONFERRED HEREBY HAD NOT EXPIRED	For	Issuer	For	With
15	THAT THE COMPANY BE AUTHORISED, GENERALLY AND UNCONDITIONALLY IN ACCORDANCE WITH SECTION 701 OF THE ACT TO MAKE MARKET PURCHASES (AS DEFINED IN SECTION 693(4) OF THE ACT) OF ITS ORDINARY SHARES, SUCH POWER TO BE LIMITED: A. TO A MAXIMUM NUMBER OF ORDINARY SHARES WITH AN AGGREGATE NOMINAL VALUE OF UP TO GBP 100,000; B. BY THE CONDITION THAT THE COMPANY DOES NOT PAY LESS (EXCLUSIVE OF EXPENSES) FOR EACH ORDINARY SHARE THAN THE NOMINAL VALUE OF SUCH SHARE, AND THAT THE MAXIMUM PRICE WHICH MAY BE PAID FOR AN ORDINARY SHARE (EXCLUSIVE OF EXPENSES) IS THE HIGHER OF: I. 105 PER CENT OF THE AVERAGE OF THE CLOSING Final Submission MIDDLE-MARKET QUOTATIONS OF AN ORDINARY SHARE FOR THE FIVE BUSINESS DAYS IMMEDIATELY PRECEDING THE DATE ON WHICH THE COMPANY AGREES TO BUY THE SHARES CONCERNED, BASED ON SHARE PRICES PUBLISHED IN THE DAILY OFFICIAL LIST OF THE LONDON STOCK EXCHANGE; AND II. THE PRICE OF THE LAST INDEPENDENT TRADE AND THE HIGHEST CURRENT INDEPENDENT PURCHASE BID AT THE TIME ON THE TRADING VENUE WHERE THE PURCHASE IS CARRIED OUT, SUCH AUTHORITY SHALL EXPIRE AT THE CONCLUSION OF THE ANNUAL GENERAL MEETING OF THE COMPANY TO BE HELD IN 2021, OR AT THE CLOSE OF BUSINESS ON 29 SEPTEMBER 2021, WHICHEVER IS THE SOONER, PROVIDED THAT IF THE COMPANY HAS AGREED BEFORE SUCH EXPIRY TO PURCHASE ORDINARY SHARES WHERE THESE PURCHASES WILL OR MAY BE EXECUTED (EITHER WHOLLY OR IN PART) AFTER THE AUTHORITY TERMINATES THE COMPANY MAY COMPLETE SUCH A PURCHASE AS IF THE AUTHORITY CONFERRED HEREBY HAD NOT EXPIRED	For	Issuer	For	With
16	THAT A GENERAL MEETING OF THE COMPANY (NOT BEING AN ANNUAL GENERAL MEETING) MAY BE CALLED ON NOTICE OF NOT LESS THAN 14 CLEAR DAYS, PROVIDED THAT THIS AUTHORITY SHALL EXPIRE AT THE CONCLUSION OF THE ANNUAL GENERAL MEETING OF THE COMPANY TO BE HELD IN 2021	For	Issuer	For	With
2	THAT THE ANNUAL REPORT ON REMUNERATION SET OUT ON PAGES 92 TO 97 OF THE 2019 ANNUAL REPORT AND FINANCIAL STATEMENTS BE APPROVED	For	Issuer	For	With
3	THAT MD. SHAFIQUAL HAQUE CHOUDHURY BE ELECTED AS A DIRECTOR OF THE COMPANY	For	Issuer	For	With
4	THAT DIRK BROUWER BE ELECTED AS A DIRECTOR OF THE COMPANY	For	Issuer	For	With
5	THAT AMINUR RASHID BE ELECTED AS A DIRECTOR OF THE COMPANY	For	Issuer	For	With
6	THAT PRAFUL PATEL BE ELECTED AS A DIRECTOR OF THE COMPANY	For	Issuer	For	With
7	THAT GAVIN LAWS BE ELECTED AS A DIRECTOR OF THE COMPANY	For	Issuer	For	With
8	THAT GUY DAWSON BE ELECTED AS A DIRECTOR OF THE COMPANY	For	Issuer	For	With
9	THAT HANNY KEMNA BE ELECTED AS A DIRECTOR OF THE COMPANY	For	Issuer	For	With

ASTON MARTIN LAGONDA GLOBAL HOLDINGS PLC.

Ticker Symbol:AML.L	Cusip Number:BFXZC44
Record Date: 4/28/2020	Meeting Date: 6/3/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive the annual report and accountants for 2019.	For	Issuer	For	With
10	To reappoint Ernst & Young LLP as auditor	For	Issuer	For	With
11	To authorize the Audit and Risk Committee to determine the remuneration of the auditor.	For	Issuer	For	With
12	To authorize limited political donations	For	Issuer	For	With
13	To authorize the Directors to allot shares	For	Issuer	For	With
14	To authorize the Directors to disapply pre-emption rights	For	Issuer	For	With
15	To authorize Directors to further disapply pre-emption rights for acquisitions and specified capital investments	For	Issuer	For	With
16	To authorize the company to purchase own shares.	For	Issuer	For	With
17	To reduce the notice of general meetings.	For	Issuer	For	With
2	To approve the Directors remuneration report	For	Issuer	For	With
3	To elect Lawrence Stroll as a Director.	For	Issuer	For	With
4	To re-elect Dr. Andy Palmer as a Director.	For	Issuer	For	With
5	To re-elect Lord Matthew Carrington as a Director.	For	Issuer	For	With
6	To re-elect Peter Espenhahn as a Director.	For	Issuer	For	With
7	To re-elect Michael De Picciotto as a Director.	For	Issuer	For	With
8	To re-elect AMR Ali Abdallah Abouelseoud as a Director.	For	Issuer	For	With
9	To re-elect Mahmoud Samy Mohamed Aly Sayed as a Director.	For	Issuer	For	With

DAIMLER AG

Ticker Symbol:DAI.XE	Cusip Number:5529027
Record Date: 3/27/2020	Meeting Date: 4/1/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PLEASE NOTE THAT FOLLOWING THE AMENDMENT TO PARAGRAPH 21 OF THE SECURITIES TRADE ACT ON 9TH JULY 2015 AND THE OVE DISCLOSE RESPECTIVE FINAL BENEFICIARY VOTING RIGHTS THEREFORE THE CUSTODIAN BANK / AGENT IN THE MARKET WILL BE SEND	Abstained	Issuer	For	With
10	APPOINTMENT OF AUDITORS FOR THE REVIEW OF THE 2021 INTERIM FINANCIAL REPORTS: KPMG AG, BERLIN	For	Issuer	For	With
11	APPROVAL OF THE REMUNERATION SYSTEM FOR THE MEMBERS OF THE BOARD OF MANAGEMENT	For	Issuer	For	With
12	ELECTION OF TIMOTHEUS HOETTGES TO THE SUPERVISORY BOARD	For	Issuer	For	With
13	AUTHORIZATION TO ACQUIRE AND USE OWN SHARES AND TO EXCLUDE SHAREHOLDERS' SUBSCRIPTION RIGHTS AND RIGHTS TO SELL	For	Issuer	For	With
14	AUTHORIZATION TO USE DERIVATIVE FINANCIAL INSTRUMENTS IN THE CONTEXT OF ACQUIRING OWN SHARES AND TO EXCLUDE SHARE	For	Issuer	For	With
15	AUTHORIZATION TO ISSUE CONVERTIBLE BONDS AND/OR BONDS WITH WARRANTS AND TO EXCLUDE SHAREHOLDERS' SUBSCRIPTION	For	Issuer	For	With
16	AMENDMENT TO ARTICLE 16 OF THE ARTICLES OF INCORPORATION: DELETION OF ARTICLE 16 SEC. 2	For	Issuer	For	With
17	AMENDMENT TO ARTICLE 16 OF THE ARTICLES OF INCORPORATION: AMENDMENT AND REVISION OF ARTICLE 16 SEC. 1	For	Issuer	For	With
18	APPROVAL OF THE CONCLUSION OF A PROFIT TRANSFER AGREEMENT BETWEEN DAIMLER AG AND MERCEDES-BENZ BANK AG	For	Issuer	For	With
2	THE VOTE/REGISTRATION DEADLINE AS DISPLAYED ON PROXYEDGE IS SUBJECT TO CHANGE AND WILL BE UPDATED AS SOON AS BROA	Abstained	Issuer	For	With
3	ACCORDING TO GERMAN LAW, IN CASE OF SPECIFIC CONFLICTS OF INTEREST IN CONNECTION WITH SPECIFIC ITEMS OF THE AGENDA NOTIFICATIONS PURSUANT TO THE GERMAN SECURITIES TRADING ACT (WPHG). FOR QUESTIONS IN THIS REGARD PLEASE CONTACT Y	Abstained	Issuer	For	With
4	FURTHER INFORMATION ON COUNTER PROPOSALS CAN BE FOUND DIRECTLY ON THE ISSUER'S WEBSITE (PLEASE REFER TO THE MATE	Abstained	Issuer	For	With
5	FROM 10TH FEBRUARY, BROADRIDGE WILL CODE ALL AGENDAS FOR GERMAN MEETINGS IN ENGLISH ONLY. IF YOU WISH TO SEE THE A	Abstained	Issuer	For	With
6	ALLOCATION OF DISTRIBUTABLE PROFIT	For	Issuer	For	With
7	RATIFICATION OF BOARD OF MANAGEMENT MEMBERS' ACTIONS IN THE 2019 FINANCIAL YEAR	For	Issuer	For	With
8	RATIFICATION OF SUPERVISORY BOARD MEMBERS' ACTIONS IN THE 2019 FINANCIAL YEAR	For	Issuer	For	With
9	APPOINTMENT OF AUDITORS FOR THE 2020 FINANCIAL YEAR: KPMG AG, BERLIN	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: August 28, 2020

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: August 28, 2020

*Print the name and title of each signing officer under his or her signature.